DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2018 and 2017, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2018	2017

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$56	$160
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(474)	(1)

Total derivatives designated as hedging instruments	Other Comprehensive income (loss)	$(418)	$159

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2018 and 2017, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2018	2017

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$94	$6
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	-	(147)

Total derivatives non-designated as hedging instruments		94	(141)